Loans Payable (Details) - Schedule of future loan obligations according to the terms of the loan agreement	Sep. 30, 2022 USD ($)
Schedule of Future Loan Obligations According to the Terms of the Loan Agreement [Abstract]
within 1 year	$ 1,044,318
1-2 years	48,998
3 years
Total	$ 1,093,316